RIGHT OF USE ASSETS - Maturity of Lease Payments (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum lease payments	Rp 19,502	Rp 3,764
Interest	(3,350)	(619)
Net present value of minimum lease payments	16,152	3,145
Adjustment on initial application of IFRS 16		15,838
Accrued interest	1,065
Total lease liabilities	17,217	18,983
Current lease liabilities (Note 19b)	(4,663)	(3,790)
Long-term portion (Note 20)	12,554	15,193
Less than one year
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum lease payments		1,049
1-2 years
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum lease payments	4,752	945
2-3 years
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum lease payments	4,247	781
3-4 years
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum lease payments	3,529	605
4-5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum lease payments	2,636	254
5-6 years
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum lease payments	1,639	85
Later than six years
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum lease payments	Rp 2,699	Rp 45